Employee Benefits - Stock Option Transactions (Detail) - 12 months ended Dec. 31, 2016	€ / shares shares	€ / shares $ / shares shares	$ / shares shares
Euro [Member]
Number of shares
Outstanding, January 1, 2016	455,680	455,680
Granted	20,561	20,561
Exercised	(149,801)	(149,801)
Forfeited	(2,639)	(2,639)
Expired	0	0
Outstanding, December 31, 2016	323,801	323,801
Exercisable, December 31, 2015	313,226	313,226	313,226
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2016 | € / shares	€ 28.97
Granted | € / shares	92.13
Exercised | € / shares	21.04
Forfeited | € / shares	33.21
Expired | € / shares	0.00
Outstanding, December 31, 2016 | € / shares	36.61
Exercisable, Weighted average exercise price | € / shares	€ 35.33	€ 35.33
USD denominated [Member]
Number of shares
Outstanding, January 1, 2016	237,005	237,005
Granted	14,859	14,859
Exercised	(79,767)	(79,767)
Forfeited	(6,500)	(6,500)
Expired	0	0
Outstanding, December 31, 2016	165,597	165,597
Exercisable, December 31, 2015	162,417	162,417	162,417
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2016 | $ / shares		€ 53.21
Granted | $ / shares		93.80
Exercised | $ / shares		48.85
Forfeited | $ / shares		72.76
Expired | $ / shares		0.00
Outstanding, December 31, 2016 | $ / shares		€ 58.18
Exercisable, Weighted average exercise price | $ / shares			$ 57.53